Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 12,420	$ 12,302	$ 396
Bottom of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	1.30%	1.47%	1.30%
Profit margin ratio	12.00%	12.00%	12.00%
Discount rate	0.00%	0.00%
Capitalization rate	0.64%	1.12%	0.64%
Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	6.11%	5.81%	6.11%
Profit margin ratio	20.00%	20.00%	20.00%
Discount rate	10.00%	10.00%
Capitalization rate	1.59%	2.13%	1.59%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 43,263	$ 41,285